Equity (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Equity Abstract
Beginning balance	$ 276	$ 337
Prescription	(153)	(54)
Transfers from dividends payable	27	64
Translation adjustment	37	(71)
Ending balance	$ 187	$ 276